CONCENTRATIONS AND RISKS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONCENTRATION OF RISK

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended December 31,
	2023	2023	2024	2024
	HK$	%	HK$	%

Customer A	*	*	4,900,000	82%
Customer B	99,314	58%	*	*

Details of the customer accounting for 10% or more of total receivables from customers are as follows:

	As of December 31,
	2023	2023	2024	2024
	HK$	%	HK$	%

Customer B	*	*	211,745	77%

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of December 31,
	2023	2023	2024	2024
	HK$	%	HK$	%

Customer C	949,871	26%	949,871	25%
Customer D	922,299	25%	922,299	24%

*	Less than 10%

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONCENTRATION OF RISK

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the six months ended June 30,
	2024	2024	2025	2025
	HK$	%	HK$	%
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Customer E	*	*	1,547,300	18%
Customer F	*	*	1,047,000	12%
Customer G	*	*	1,042,000	12%
Customer H	*	*	1,041,585	12%
Customer I	*	*	1,032,485	12%
Customer J	*	*	1,031,985	12%
Customer A	4,900,000	94%	*	*

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of
	December 31,	December 31,	June 30,	June 30,
	2024	2024	2025	2025
	HK$	%	HK$	%
			(Unaudited)	(Unaudited)

Customer K	*	*	1,298,785	95%
Customer B	211,745	77%	*	*

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of
	December 31,	December 31,	June 30,	June 30,
	2024	2024	2025	2025
	HK$	%	HK$	%
			(Unaudited)	(Unaudited)

Customer L	*	*	40,008,605	72%
Customer M	*	*	10,300,000	19%
Customer C	949,871	25%	*	*
Customer D	922,299	24%	*	*

*	Less than 10%